Taxation - Schedule of Statutory EIT Rate and the Effective Tax Rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Chinese mainland statutory income tax benefits	25.00%	25.00%	25.00%	25.00%
Chinese mainland statutory income tax benefits		¥ 66,600
Other jurisdictions’ tax effects		¥ (24)
Other jurisdictions’ tax effects (Percentage)	0.00%	0.00%	9.40%
Changes in valuation allowance		¥ (24,741)
Changes in valuation allowance (Percentage)	(9.30%)	(9.30%)	(23.90%)
Preferential tax rates and tax holiday		¥ 242
Preferential tax rates and tax holiday (Percentage)	0.10%	0.10%
R&D Super deduction		¥ 6,161
R&D Super deduction (Percentage)	2.30%	2.30%
Impairment loss on goodwill		¥ (31,015)
Impairment loss on goodwill (Percentage)	(11.60%)	(11.60%)
Others		¥ (1,428)
Others (Percentage)	(0.50%)	(0.50%)
Effect of PRC withholding tax		¥ 4,218
Effect of PRC withholding tax (Percentage)	1.60%	1.60%	0.00%
Effect of income tax exemptions and preferential tax rates			(11.80%)
Permanent differences			(16.90%)
Effective tax rate	4.30%	4.30%	(18.20%)
Income tax (expense)/benefit	$ 1,690	¥ 11,464	¥ (3,350)
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions’ tax effects		¥ 1,434
Other jurisdictions’ tax effects (Percentage)	0.50%	0.50%
Income tax (expense)/benefit
Cayman [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Other jurisdictions’ tax effects		¥ (9,983)
Other jurisdictions’ tax effects (Percentage)	(3.70%)	(3.70%)